Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Term deposit	$ 221,888	$ 223,019
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	48,411	36,670
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	23,797	23,913
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	43,377	42,830
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	91,687	99,734
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 14,616	$ 19,872